Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
PFI Prospectus [Member] | International Emerging Markets Account
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000012601_SupplementTextBlock
Principal Variable Contracts Funds, Inc.
Supplement dated May 29, 2020
to the Statutory Prospectus dated May 1, 2020
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR INTERNATIONAL EMERGING MARKETS ACCOUNT
Risk [Heading]	rr_RiskHeading	Under Principal Risks, add the following below Emerging Markets Risk:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

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China Investment Risk. The Account invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations relative to investments in more developed countries, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Account. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities.